Offsets	Oct. 11, 2024 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	S-4
File Number	333-282596
Initial Filing Date	Oct. 11, 2024
Fee Offset Claimed	$ 663,076.10
Explanation for Claimed Amount	Previously paid with registration statement on Form S-4 (No. 333-282596) on Oct. 11 2024.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	EchoStar Corp
Form or Filing Type	S-4
File Number	333-282596
Filing Date	Oct. 11, 2024
Fee Paid with Fee Offset Source	$ 663,076.10